Other Payables - Schedule of Other Payables (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Others	[1]	$ 575,226	$ 501,678	$ 284,241
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Rental payable				270,238	$ 160,496
Management fee for rental property				1,538
Others				3,391	43,700
Other payables				$ 275,167	$ 204,196

[1]	Others primarily consist of rental payable.